Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment	Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Building and leasehold/land improvements	Up to 50 years (or the remaining lease term of related land on which the buildings are erected, if shorter)
Equipment	2 to 10 years
Computers	5 years
Property, Plant and Equipment

(in millions)	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2021	$130	$7,576	$22,350	$435	$1,423	$31,914
Additions(1)	—	67	27	—	3,564	3,658
Transfers from construction in progress	1	409	935	21	(1,366)	—
Disposals	(8)	(182)	(725)	(17)	(237)	(1,169)
Effects of exchange rate changes	(1)	(3)	(18)	—	—	(22)
As of December 31, 2022	122	7,867	22,569	439	3,384	34,381
Additions(1)	16	121	19	4	745	905
Transfers from construction in progress	—	616	1,979	7	(2,602)	—
Disposals	—	(25)	(297)	(2)	(15)	(339)
Effect of exchange rate changes	—	2	11	—	—	13
As of December 31, 2023	$138	$8,581	$24,281	$448	$1,512	$34,960
Accumulated Depreciation
As of December 31, 2021	$37	$4,266	$18,507	$384	$7	$23,201
Additions(1)	6	443	975	23	—	1,447
Disposals	(4)	(164)	(674)	(16)	—	(858)
Effects of exchange rate changes	—	(1)	(4)	—	—	(5)
As of December 31, 2022	$39	$4,544	$18,804	$391	$7	$23,785
Additions(1)	5	322	976	19	—	1,322
Disposals	—	(18)	(296)	(2)	—	(316)
Effect of exchange rate changes	—	1	4	—	—	5
As of December 31, 2023	$44	$4,849	$19,488	$408	$7	$24,796

Net book value as of December 31, 2022	$83	$3,323	$3,765	$48	$3,377	$10,596

Net book value as of December 31, 2023	$94	$3,732	$4,793	$40	$1,505	$10,164
(1) The Company earned investment tax credits related to the Company’s construction of a wafer fabrication facility in Saratoga County, New York (which were netted against additions relating to Building and Leasehold Improvements and Equipment). These credits were generally earned based on when the related assets were placed in service. The Company recorded the investment tax credits as a reduction of property, plant and equipment costs. As of December 31, 2023, and 2022, the investment tax credits included in property, plant and equipment amounted to $226 million and $179 million, respectively.
Schedule of depreciation expense
Depreciation expense on property, plant and equipment is as follows:

(in millions)	2023	2022	2021
Cost of revenue	$1,259	$1,377	$1,309
Research and development expenses	38	40	73
Selling, general and administrative expenses	25	30	29
Total	$1,322	$1,447	$1,411